Principal Street High Income Municipal Fund
Schedule of Investments
May 31, 2022 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 105.1%
ARIZONA - 3.9%
Arizona Industrial Development Authority
(Obligor: Empower College Prep)
6.000%, 07/01/2049	$1,000,000	$1,034,271
Arizona Industrial Development Authority, Series A
(Obligor: Legacy Cares, Inc.)
7.750%, 07/01/2050	1,600,000	1,827,070
6.000%, 07/01/2051	540,000	558,462
Arizona Industrial Development Authority, Series C
(Obligor: Legacy Cares, Inc.)
6.750%, 07/01/2030	2,000,000	2,212,404
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	907,017
Maricopa County Industrial Development Authority
(Obligor: Christian Care Surprise)
6.000%, 01/01/2048	1,595,000	1,251,161
Sierra Vista Industrial Development Authority, Series A
(Obligor: Georgetown Community Development Authority)
5.375%, 10/01/2056 (e)	2,200,000	1,416,897
Sierra Vista Industrial Development Authority, Series B
(Obligor: Georgetown Community Development Authority)
6.250%, 10/01/2036	1,500,000	1,281,842
		10,489,124
CALIFORNIA - 2.7%
California Pollution Control Financing Authority
(Obligor: CalPlant I) (a)(b)
7.000%, 07/01/2022	1,000,000	600,000
7.500%, 07/01/2032	5,065,000	4,305,250
8.000%, 07/01/2039	3,845,000	2,307,000
7.500%, 12/01/2039	2,500,000	125,000
		7,337,250
COLORADO - 5.6%
Aurora Highlands Community Authority Board
5.750%, 12/01/2051	4,000,000	3,746,989
Banning Lewis Ranch Metropolitan District No. 8
4.875%, 12/01/2051	2,500,000	2,071,250
Canyon Pines Metropolitan District, Series A-1
5.250%, 12/01/2051	2,000,000	1,764,207
Cascade Ridge Metropolitan District
5.000%, 12/01/2051	1,000,000	860,654
Cherry Creek South Metropolitan District No. 5
6.000%, 12/01/2051	2,000,000	1,791,521
Cottonwood Hollow Residential Metropolitan District
5.000%, 12/01/2051	750,000	633,160
Legato Community Authority, Series B
8.250%, 12/15/2051	2,000,000	1,863,959
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,625,000	1,650,426
Waters' Edge Metropolitan District No. 2
5.000%, 12/01/2051	1,000,000	858,067
		15,240,233
FLORIDA - 6.8%
Capital Trust Agency
(Obligor: Voans SW Florida Healthcare) (b)
10.000%, 08/1/2022	4,250,000	3,400,000
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group) (b)
6.500%, 10/01/2032	1,090,000	637,650
6.750%, 10/01/2037	1,290,000	754,650
7.000%, 10/01/2040	1,525,000	892,125
7.000%, 10/01/2049	1,700,000	994,500
(Obligor: Tallahassee NHHI) (b)
7.000%, 12/01/2045	150,000	46,500
7.125%, 12/01/2050	2,000,000	620,000
(Obligor: Tapestry Senior Housing Walden) (b)
7.000%, 07/01/2052	2,200,000	660,000
Florida Development Finance Corp., Series B
(Obligor: Brightline Trains, LLC) (d)(g)
12.000%, 11/15/2056	5,025,000	5,273,737
Highlands County Health Facilities Authority
(Obligor: Trousdale Foundation Obligated Group) (b)
6.250%, 04/01/2049	2,500,000	1,125,000
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group) (b)
7.125%, 01/01/2052	5,800,000	4,118,000
		18,522,162
GEORGIA - 1.0%
LaGrange Development Authority, Series A
(Obligor: LaGrange College Obligated Group)
5.000%, 10/15/2052	3,000,000	2,796,286
IDAHO - 2.5%
Idaho State Board of Correction
5.500%, 08/01/2029	4,770,650	4,790,972
Spring Valley Community Infrastructure District No. 1
3.750%, 09/01/2051 (g)	2,500,000	1,951,800
		6,742,772
ILLINOIS - 1.7%
Illinois Finance Authority, Series A
(Obligor: Aim Art in Motion)
5.000%, 07/01/2051	2,000,000	1,743,576
Illinois Finance Authority, Series B
(Obligor: Aim Art in Motion)
5.000%, 07/01/2024	305,000	294,608
(Obligor: Blue Island) (b)
5.800%, 12/01/2053	1,220,000	12
(Obligor: Roosevelt University)
6.125%, 04/01/2058	2,500,000	2,658,559
		4,696,755
INDIANA - 4.6%
Anderson Industrial Economic Development Revenue
(Obligor: Anderson University, Inc.)
5.450%, 01/01/2038	1,000,000	939,425
Evansville Manufactured Housing Revenue
(Obligor: Evansville RCF LP) (b)
5.450%, 01/01/2038	1,500,000	1,332,240
Goshen Manufactured Housing Revenue, Series A
(Obligor: Green Oaks of Goshen, LLC)
5.000%, 08/01/2041	2,500,000	2,054,195
Indiana Finance Authority
(Obligor: Brightmark Plastics Renewal) (a)
7.000%, 03/01/2039	6,360,000	5,321,719
Valparaiso Manufactured Housing Revenue
(Obligor: Green Oaks of Valparaiso)
5.375%, 12/01/2041	3,500,000	2,839,361
		12,486,940
IOWA - 1.4%
Iowa Finance Authority
(Obligor: Sunrise Manor)
5.000%, 09/01/2051	1,000,000	827,184
(Obligor: Riserville Holdings) (a)
5.000%, 12/01/2051	3,575,000	2,931,113
		3,758,297
KANSAS - 0.1%
Prairie Village Meadowbrook Project
2.875%, 04/01/2030	180,000	157,150
KENTUCKY - 3.3%
City of Falmouth Solid Waste Disposal Facilities Revenue
(Obligor: Texas Bluegrass Biofuels, LLC) (g)
8.500%, 06/01/2040	8,875,000	8,890,200
LOUISIANA - 1.2%
Louisiana Public Facilities Authority, Series A
(Obligor: Grambling High Foundation)
5.000%, 06/01/2041	1,000,000	939,278
5.250%, 06/01/2051	1,000,000	937,867
5.250%, 06/01/2060	1,500,000	1,378,235
		3,255,380
MAINE - 1.4%
Maine Finance Authority
(Obligor: Go Lab Madison, LLC) (a)
8.000%, 12/01/2051	4,500,000	3,763,295
MASSACHUSETTS - 0.4%
Massachusetts Development Finance Agency
(Obligor: Ascentria Care Alliance)
5.000%, 07/01/2051	1,250,000	1,144,559
MICHIGAN - 0.5%
Michigan Finance Authority
(Obligor: Aquinas College)
5.000%, 05/01/2046	1,435,000	1,369,476
MISSISSIPPI - 1.8%
Tunica County
6.000%, 10/01/2040	4,150,000	3,864,110
Mississippi Development Bank
3.625%, 11/01/2036	1,000,000	866,451
		4,730,561
NEW JERSEY - 0.0%
New Jersey Economic Development Authority
(Obligor: Kintock Obligated Group)
7.000%, 09/01/2047	65,000	65,075
NEW YORK - 5.2%
Erie County Tobacco Asset Securitization Corp.
0.000%, 06/01/2055 (c)	6,000,000	282,380
0.000%, 06/01/2060 (c)	115,000,000	6,635,718
New York Counties Tobacco Trust IV, Series F
0.000%, 06/01/2060 (c)	50,000,000	2,866,765
New York State Dormitory Authority, Series A
(Obligor: The New School)
4.000%, 07/01/2047	350,000	340,568
New York Transportation Development Corp.
(Obligor: JFK International Airport Terminal, LLC) (a)
4.000%, 12/01/2042	565,000	544,409
Tender Option Bond Trust Receipts, Series 2022
(SIFMA Municipal Swap Index + 3 basis points)
9.637%, 11/15/2061 (f)(g)	2,000,000	2,132,291
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2047	550,000	447,686
5.250%, 09/15/2053	920,000	730,153
		13,979,970
OHIO - 1.7%
Buckeye Tobacco Settlement Financing Authority, Series B-2
5.000%, 06/01/2055	2,000,000	2,031,601
Southern Ohio Port Authority, Series A
(Obligor: PureCycle Ohio) (a)
7.000%, 12/01/2042	2,600,000	2,426,493
		4,458,094
OKLAHOMA - 3.2%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	7,200,000	7,722,891
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	804,468
		8,527,359
OREGON - 0.6%
Oregon Business Development Commission, Series 248-A
(Obligor: Red Rock Biofuels) (a)(b)
6.500%, 04/01/2031	6,050,000	441,650
Oregon Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a)(b)
6.500%, 04/01/2031	12,500,000	912,500
Oregon Business Development Commission, Series 248-G
9.000%, 04/01/2037 (a)(b)(e)(g)	3,200,000	233,600
		1,587,750
PENNSYLVANIA - 3.1%
Montgomery County Higher Education and Health Authority
(Obligor: Thomas Jefferson University Obligated Group)
5.000%, 05/01/2057	1,425,000	1,545,887
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Consol Energy) (a)(e)
9.000%, 04/01/2051	4,000,000	4,660,519
(Obligor: Tapestry Moon) (b)
6.500%, 12/01/2038	2,950,000	1,180,000
6.750%, 12/01/2053	2,650,000	1,060,000
		8,446,406
PUERTO RICO - 8.0%
Children's Trust Fund
0.000%, 05/15/2057 (c)	42,000,000	2,828,167
Children's Trust Fund, Series B
0.000%, 05/15/2057 (c)	120,000,000	6,358,368
Puerto Rico Highway & Transportation Authority, Series E
5.750%, 07/01/2024 (b)	75,000	41,437
Puerto Rico Highway & Transportation Authority, Series G
5.000%, 07/01/2028 (b)	125,000	69,062
5.000%, 07/01/2033 (b)	2,045,000	1,129,862
5.000%, 07/01/2042 (b)	2,305,000	1,273,512
Puerto Rico Highway & Transportation Authority, Series H
5.000%, 08/01/2022 (b)	260,000	143,000
5.000%, 07/01/2023 (b)	110,000	60,775
5.450%, 07/01/2035 (b)	235,000	129,837
Puerto Rico Highway & Transportation Authority, Series J
4.700%, 07/01/2022 (b)	85,000	46,962
4.800%, 07/01/2024 (b)	145,000	80,112
Puerto Rico Highway & Transportation Authority, Series K
5.000%, 07/01/2022 (b)	55,000	30,388
4.300%, 08/01/2022 (b)	100,000	55,000
5.000%, 07/01/2030 (b)	2,270,000	1,254,175
Puerto Rico Highway & Transportation Authority, Series M
5.000%, 07/01/2022 (b)	50,000	27,625
4.125%, 08/01/2022 (b)	130,000	71,500
4.250%, 07/01/2023 (b)	95,000	52,488
5.000%, 07/01/2025 (b)	355,000	196,138
5.000%, 07/01/2026 (b)	565,000	312,163
5.000%, 07/01/2027 (b)	215,000	118,788
5.000%, 07/01/2037 (b)	3,520,000	1,944,800
5.000%, 07/01/2046 (b)	5,530,000	3,055,325
Puerto Rico Highway & Transportation Authority, Series N
5.500%, 07/01/2022 (b)	85,000	46,963
5.500%, 07/01/2023 (b)	400,000	221,000
5.500%, 07/01/2024 (b)	4,000,000	2,210,000
		21,757,447
SOUTH CAROLINA - 6.1%
City of Hardeeville
4.000%, 05/01/2052	1,100,000	863,180
South Carolina Jobs-Economic Development Authority
(Obligor: Repower S. Berkeley) (a)(b)
6.000%, 02/01/2035	1,000,000	400,000
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: Jasper Pellets) (a)(b)
7.000%, 11/01/2038	1,500,000	1,126,193
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	2,853,149
(Obligor: Virtus Academy)
5.000%, 06/15/2041	920,000	878,651
5.000%, 06/15/2051	1,330,000	1,217,911
5.000%, 06/15/2056	900,000	805,771
(Obligor: Last Step Recycling, LLC) (a)
6.500%, 06/01/2051	2,000,000	1,688,962
(Obligor: CR River Park)
7.750%, 10/01/2057	6,150,000	6,605,729
		16,439,546
TENNESSEE - 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligated Group) (b)
7.500%, 04/01/2049	1,140,000	74,100
Shelby County Health Educational & Housing Facilities Board, Series A
(Obligor: Luke Obligated Group)
5.750%, 10/01/2059	3,000,000	2,716,203
		2,790,303
TEXAS - 18.5%
Angelina & Neches River Authority
7.500%, 12/01/2045 (a)	10,900,000	9,192,780
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,400,000	4,846,711
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	3,400,000	3,745,186
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling) (a)
7.000%, 03/01/2039	2,750,000	2,807,238
8.500%, 03/01/2039	700,000	672,180
Calhoun County Navigation Industrial Development Authority, Series A
(Obligor: Max Midstream Texas, LLC) (a)
3.625%, 07/01/2026	1,500,000	1,467,375
Calhoun County Navigation Industrial Development Authority, Series B
(Obligor: Max Midstream Texas, LLC)
6.500%, 07/01/2026	1,000,000	964,293
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	1,000,000	906,071
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027	3,550,000	3,605,845
New Hope Cultural Education Facilities Finance Corp., Series A-2
(Obligor: Sanctuary LTC, LLC)
6.500%, 01/01/2031	2,500,000	2,309,578
New Hope Cultural Education Facilities Finance Corp., Series B
(Obligor: Buckingham Senior Living Obligated Group)
2.000%, 11/15/2061	2,275,000	1,279,990
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Park) (a)
8.000%, 02/01/2039	7,495,000	7,582,103
San Antonio Education Facilities Corp., Series A
(Obligor: Hallmark University)
5.000%, 10/01/2041	840,000	781,817
5.000%, 10/01/2051	1,000,000	887,774
San Antonio Education Facilities Corp., Series B
(Obligor: Hallmark University)
5.250%, 10/01/2028	400,000	393,971
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: MRC Senior Living Fort Worth)
6.875%, 11/15/2055	2,600,000	2,784,595
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
6.750%, 11/15/2051	5,000,000	5,327,404
Tarrant County Cultural Education Facilities Finance Corp., Series B
(Obligor: CC Young Memorial Home) (b)
6.375%, 02/15/2041	550,000	368,500
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b)
6.750%, 12/01/2051	375,000	300,000
		50,223,411
UTAH - 1.5%
Red Bridge Public Infrastructure District No. 1, Series 1-A
4.375%, 02/01/2051	2,000,000	1,662,012
Utah Charter School Finance Authority, Series A
(Obligor: Rockwell Charter High School)
5.375%, 07/15/2042	905,000	854,967
5.500%, 07/15/2047	1,460,000	1,371,362
Utah Charter School Finance Authority, Series B
(Obligor: Rockwell Charter High School)
6.625%, 07/15/2047	300,000	285,000
		4,173,341
WASHINGTON - 0.9%
Washington State Housing Finance Commission, Series A
(Obligor: Lutheran Retirement Home Obligated Group)
5.000%, 07/01/2038	1,075,000	976,379
(Obligor: Eliseo Obligated Group)
4.000%, 01/01/2051	2,000,000	1,579,827
		2,556,206
WEST VIRGINIA - 2.6%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a)(b)
8.750%, 02/01/2036	1,000,000	974,746
(Obligor: Empire Trimodol Terminal)
7.625%, 12/01/2040	7,000,000	6,095,307
		7,070,053
WISCONSIN - 13.8%
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Chiara Communities, Inc.)
7.000%, 07/01/2043	505,000	339,018
7.500%, 07/01/2053	2,500,000	1,713,977
Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.500%, 05/01/2039	1,210,000	1,136,415
5.750%, 05/01/2054	7,450,000	6,908,175
(Obligor: Noorda College of Osteopathic Medicine) (g)
6.500%, 06/01/2045	1,445,000	1,142,506
Wisconsin Public Finance Authority, Series A
(Obligor: University of Birmingham) (b)
6.850%, 10/01/2047	400,000	346,294
(Obligor: Austin FBO LLC) (a)(b)
7.050%, 09/01/2046	9,250,000	9,200,423
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,489,861
(Obligor: Mclemore Resort Manager)
4.500%, 06/01/2056	1,000,000	815,927
Wisconsin Public Finance Authority, Series A-1
(Obligor: Trinity Regional Hospital)
7.375%, 01/01/2050	12,425,000	11,472,739
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a)
7.125%, 06/01/2041	2,980,000	2,787,620
		37,352,955
Total Municipal Bonds
(Cost $326,063,063)		284,808,356

CORPORATE BONDS - 1.6%
LSC Estero Prime
12.000%, 04/30/2023 (d)	1,250,000	1,250,000
CalPlant I, LLC
9.500%, 10/12/2022 (b)(d)(g)	3,000,000	3,004,020
Total Corporate Bonds
(Cost $4,250,000)		4,254,020

SHORT-TERM INVESTMENT - 0.0%
First American Government Obligations Fund, Class X, 0.66% ^
Total Short-Term Investment
(Cost $13)	13	13

Total Investments - 106.7%
(Cost $330,313,076)		289,062,389
Other Assets & Liabilities, Net - (6.7)%		(18,025,019)
Total Net Assets - 100.0%		$271,037,370

(a)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2022, the total value of securities subject to the AMT was $85,640,105 or 31.6% of net assets.
(b)	Security in default at May 31, 2022.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value.
(d)
Security is considered illiquid and is categorized in Level 3 of the fair value hierarchy. This Level 3 illiquid security has a total fair value of $3,004,020, which represents 1.1% of total net assets. Information concerning this illiquid security is as follows:

	Security	Par	Dates Acquired	Cost Basis
	CalPlant I, LLC, 9.500%, 10/12/2022	$ 3,000,000	November 2021	$ 3,000,000
	Florida Development Finance Corp., Series B 12.000%, 11/15/2056	5,025,000	April 2022	5,025,000
	LSC Estero Prime, 12.000%, 04/30/2023	1,250,000	May 2022	1,250,000

(e)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2022.
(f)
Inverse floating rate security. The interest rate on this security moves in the opposite direction of its reference interest rate. Reference interest rates are typically based on a negative multiplier and may be subject to a cap or floor.

(g)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2022, the total value of these investments was $22,628,154 or 8.3% of total net assets.

^	The rate shown is the annualized seven day effective yield as of May 31, 2022.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of May 31, 2022, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$279,534,619	$5,273,737	$284,808,356
Corporate Bonds	-	-	4,254,020	4,254,020
Short-Term Investment	13	-	-	13
Total Investments in Securities	$13	$279,534,619	$9,527,757	$289,062,389

Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of August 31, 2021	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	252,757
Net purchases	9,275,000
Transfers into and/or out of Level 3	-
Balance as of May 31, 2022	$9,527,757
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of May 31, 2022	$252,757

The Level 3 investments as of May 31, 2022, represented 3.52% of the Fund's net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of May 31, 2022:

Security Description	Security Type	Fair Value as of May 31, 2022	Valuation Technique	Unobservable Input *	Range/Weighted Average
CalPlant I, LLC	Corporate Bond	$3,004,020	Broker quotes	Market bid/ask prices	100%
LSC Estero Prime	Corporate Bond	1,250,000	Purchase price	Market bid/ask prices	100%
Florida Development Finance Corp., Series B	Municipal Bond	5,273,737	Comparable bonds	Market bid/ask prices	100 - 104.95%

* A change to the unobservable input may result in a significant change to the value of the investment as follows:

Security Description	Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
CalPlant I, LLC	Market bid/ask prices	Increase	Decrease
LSC Estero Prime	Market bid/ask prices	Increase	Decrease
Florida Development Finance Corp., Series B	Market bid/ask prices	Increase	Decrease